Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Current assets
Cash and cash equivalents	$ 13,001		$ 14,165
Marketable securities	8,970		9,998
Accounts receivable (net of provision for doubtful accounts of $6,938 and $5,323 as of December 31, 2013 and December 31, 2014, respectively)	23,457		20,731
Other receivable	2,343		2,163
Deferred taxes	2,038		2,095
Prepaid expenses	2,839		2,868
Total current assets	52,648		52,020
Long-term prepaid expenses	3,156	[1]	3,045	[1]
Long-term land lease prepaid expenses	7,380		7,469
Assets held for employee severance payments	1,892		2,120
Fixed assets, net	45,669		46,444
Goodwill	11,286		11,277
Intangible assets, net	5,528		6,203
Total long term assets	74,911		76,558
Total assets	127,559		128,578
Account payable:
Trade	18,414		17,181
Other	5,482		4,815
Deferred income	4,867		6,037
Total current liabilities	28,763		28,033
Long-term liabilities
Deferred income	7,714		9,076
Liability in respect of employee severance payments and others	2,993		2,854
Contingent consideration in respect of acquisition	3,550		3,820
Deferred taxes	3,702		4,312
Total long-term liabilities	17,959		20,062
Total liabilities	46,722		48,095
Commitments, contingent liabilities and liens
Shareholders' equity
Share capital Ordinary share NIS 0.01 par value each (27,000,000 authorized as of December 31, 2013 and December 31, 2014, 17,346,561 shares issued and fully paid as of December 31, 2013 and 17,392,072 shares issued and fully paid as of December 31, 2014)	40		40
Additional paid in capital	54,572		53,879
Retained earnings	27,400		25,723
Treasury stock	(146)
Accumulated other comprehensive income (loss)	(934)		841
Total shareholders' equity	80,932		80,483
Non-controlling interest	(95)
Total equity	80,837		80,483
Total liabilities and equity	$ 127,559		$ 128,578

[1]	Mainly prepaid expenses for the last one to three months of long-term service agreements with suppliers.